SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

18. SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance. The Company has two operating mining segments which are located in Mexico, Guanaceví and Bolañitos. and formerly the El Compas mine which was on care and maintenance until the sale of the mine on September 9, 2022. The Company has one development project in Mexico, Terronera, as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico, Chile and the USA. Exploration projects that are in the local district surrounding a mine are included in the mine's segments.

Years ended December 31		Revenue	Cost of sales excluding depreciation	Depreciation	Mine operating earnings	Net earnings and comprehensive earnings

Guanaceví	2023	151,508	101,763	15,480	34,265	23,722
	2022	156,166	92,840	14,129	49,197	32,151
Bolañitos	2023	53,955	39,204	12,405	2,346	1,737
	2022	53,994	40,616	11,050	2,328	971
Terronera	2023	-	-	-	-	(4,954)
	2022	-	-	-	-	(7,821)
Exploration	2023	-	-	-	-	(11,078)
	2022	-	-	-	-	(9,329)
Corporate	2023	-	-	-	-	(3,304)
	2022	-	-	-	-	(9,191)
El Compas (disposed)	2023	-	-	-	-	-
	2022	-	-	-	-	(580)
Consolidated	2023	205,463	140,967	27,885	36,611	6,123
	2022	210,160	133,456	25,179	51,525	6,201

Years ended December 31		Total Assets	Total Liabilities	Capital expenditures
Guanaceví	2023	125,456	44,916	24,631
	2022	127,091	43,925	26,561
Bolañitos	2023	44,205	11,200	10,709
	2022	47,660	12,086	11,756
Terronera	2023	186,860	23,604	62,495
	2022	80,993	18,712	37,633
Exploration	2023	83,312	1,319	1,297
	2022	84,410	1,138	734
Corporate	2023	34,974	7,427	276
	2022	59,283	7,682	352
Consolidated	2023	474,807	88,466	99,408
	2022	399,437	83,543	77,036

The Exploration segment included $1,545 of costs incurred in Chile for the year ended December 31, 2023 (December 31, 2022 - $1,899) and $120 of costs incurred in USA (December 31, 2022 - $16).